TAXATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TAXATION
Schedule of income tax expense differs from the tax computed by applying the statutory US federal rate

	Nine Months Ended
	September 30, 2021		September 30, 2020
Income tax expense at statutory rate	$2,077,967	21%	$5,333,418	21%
(Income)/loss not subject to entity-level taxes	1,263,563	13%	(2,138,363)	(8)%
Foreign rate differential	(173,445)	(2)%	(76,870)	0%
Change in valuation allowance	1,621,553	16%	627,670	2%
Income tax expense	$4,789,638	48%	$3,745,855	15%

	2020		2019		2018
Income tax expense at statutory rate	$3,120,509	21%	$2,405,772	21%	$1,805,078	21%
Loss (Income) not subject to entity-level taxes	705,654	5%	1,285,290	11%	(2,680,624)	(31)%
Foreign rate differential	(160,970)	(1)%	18,715	0%	(140,797)	(2)%
Change in valuation allowance	1,192,907	8%	194,113	2%	1,085,898	13%
Establish initial deferred taxes	—	0%	3,346,301	29%	—	0%
Refund due to carryback of NOL	(40,669)	0%	—	0%	—	0%
Other, net	3,020	0%	—	0%	52,255	1%
Income tax expense	$4,820,451	33%	$7,250,191	63%	$121,810	2%